ACCRUED EXPENSES AND OTHER (Schedule of Other Account Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Other account payable and accrued expenses:
Employees and payroll accruals	$ 5,179		$ 3,951
Accrued expenses	1,072		971
Authorities	116		200
Contract liabilities	5,239	[1]	2,778	[1]	$ 1,147
Warranty provision	325		243
Accrued royalties	1,736		1,448
Provision for restructuring plan	63		190
Other	222		95
Total other account payable and accrued expenses	$ 13,952		$ 9,876

[1]	Contract liabilities